Label	Element	Value
ROBO Global(R) Robotics and Automation Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ROBO Global® Robotics and Automation Index ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

 EXCHANGE TRADED CONCEPTS TRUST

ROBO Global® Robotics and Automation Index ETF (Ticker Symbol: ROBO)

ROBO Global® Healthcare Technology and Innovation ETF (Ticker Symbol: HTEC)

ROBO Global® Artificial Intelligence ETF (Ticker Symbol: THNQ)

(each a “Fund”)

Supplement dated October 25, 2023 to each Fund’s currently effective

Summary Prospectus and Prospectus (collectively, the “Prospectuses”)

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with those documents.

Effective October 30, 2023, VettaFi, LLC (“VettaFi”), an affiliate of ROBO Global Index LLC, will replace Solactive AG as the index calculator for each Fund’s index. Accordingly, as of that date, all references to Solactive AG are deleted from the Prospectuses and replaced with VettaFi, LLC.

Supplement Closing [Text Block]	ck0001452937_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.